                                                                 October 4, 1996

Dear Fellow Shareholders:

     On behalf of all of us at Heritage Asset Management, thank you for your continuing investment in Heritage Cash Trust Money Market Fund (the "Fund"). Over your Fund's most recent fiscal year ended August 31, total net assets increased from $1.29 billion to $1.64 billion. During the same period, the seven-day effective yield for your Fund was relatively stable. After falling from 5.12% on August 31, 1995 to 4.71% on February 29, 1996, rates have increased slightly, reaching 4.82% on August 31 of this year.

     For much of the past year, we have all seen headlines speculating about the growth rate of our domestic economy. Are we growing too fast, or too slowly -- and what will the Federal Reserve Board do to slow the growth or speed it up? The Fed lowered their Federal funds rate target twice in the first half of your Fund's fiscal year but have made no further changes since February. As long as the economy maintains a slow steady growth rate, we believe that the Fed should not take any action in the next several months to cause short-term rates to change significantly.

     Your Fund continues to maintain a AAAm rating from Standard & Poor's Ratings Group. This rating reflects the fact that we follow even more restrictive investment criteria in managing your Fund than required by the Securities and Exchange Commission. We also continue to provide a wide range of services that, we hope, make your Fund extremely convenient for you to use. These services include free checking, daily sweeps to and from your brokerage accounts and automatic payment programs. If there are ever any ways in which you believe we could better serve you, please call us at 800-709-3863.

     Thank you again for your confidence in entrusting us with a portion of your investment portfolio.

                                          Sincerely,

                                          /s/ Stephen G. Hill
                                          -------------------
                                          Stephen G. Hill
                                          President

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1996
--------------------------------------------------------------------------------

           PRINCIPAL                                                                                FINAL
              AMOUNT                                                                            MATURITY DATE         VALUE
           ---------                                                                         ----------------    --------------
COMMERCIAL PAPER--83.8%(A)
   DOMESTIC--77.8%
     BEVERAGES--2.0%
     $     8,700,000   The Coca-Cola Company, 5.27%.......................................       11/04/96        $    8,618,491
          25,000,000   The Coca-Cola Company, 5.40%.......................................       10/09/96            24,857,500
                                                                                                                 --------------
                                                                                                                     33,475,991
                                                                                                                 --------------
     BREWING--1.2%
          19,128,000   Anheuser-Busch Companies, Inc., 5.32%..............................       09/23/96            19,065,813
                                                                                                                 --------------
     CHEMICALS--3.7%
          20,000,000   E.I. du Pont de Nemours & Company, 5.35%...........................       09/06/96            19,985,139
          10,000,000   E.I. du Pont de Nemours & Company, 5.37%...........................       09/25/96             9,964,200
          20,000,000   E.I. du Pont de Nemours & Company, 5.39%...........................       10/18/96            19,859,261
          10,000,000   Monsanto Company, 5.32%............................................       11/05/96             9,903,944
                                                                                                                 --------------
                                                                                                                     59,712,544
                                                                                                                 --------------
     COMMERCIAL PRINTING--1.3%
          22,050,000   R.R. Donnelley & Sons Company, 5.30%...............................       10/15/96            21,907,165
                                                                                                                 --------------
     COMPUTER/OFFICE EQUIPMENT--3.6%
          37,500,000   Hewlett-Packard Company, 5.30%.....................................       10/30/96            37,174,271
          12,500,000   Hewlett-Packard Company, 5.38%.....................................       09/27/96            12,451,431
          10,000,000   Xerox Corporation, 5.33%...........................................       09/24/96             9,965,947
                                                                                                                 --------------
                                                                                                                     59,591,649
                                                                                                                 --------------
     CORPORATE FINANCE--10.2%
          16,568,000   Ciesco, L.P., 5.25%................................................       09/03/96            16,563,168
          10,000,000   Ciesco, L.P., 5.28%................................................       11/06/96             9,903,200
           2,442,000   Ciesco, L.P., 5.35%................................................       10/18/96             2,424,943
          17,400,000   Ciesco, L.P., 5.45%................................................       10/09/96            17,299,902
          29,000,000   Corporate Asset Funding Company, Inc., 5.28%.......................       10/02/96            28,868,147
          21,000,000   Corporate Asset Funding Company, Inc., 5.38%.......................       09/09/96            20,974,893
          25,000,000   General Electric Capital Corporation, 5.36%........................       01/21/97            24,471,444
          25,000,000   General Electric Capital Corporation, 5.47%........................       11/14/96            24,718,903
          22,000,000   Private Export Funding Corporation, 5.25%..........................       11/12/96            21,769,000
                                                                                                                 --------------
                                                                                                                    166,993,600
                                                                                                                 --------------
     DRUGS--10.3%
          10,000,000   Abbott Laboratories, 5.25%.........................................       09/17/96             9,976,667
          10,000,000   Abbott Laboratories, 5.32%.........................................       09/23/96             9,967,488
          14,000,000   Abbott Laboratories, 5.32%.........................................       09/24/96            13,952,416
          16,000,000   Abbott Laboratories, 5.32%.........................................       09/25/96            15,943,253
          10,000,000   Eli Lilly & Company, 5.35%.........................................       02/06/97             9,765,195
          25,000,000   Eli Lilly & Company, 5.36%.........................................       09/03/96            24,992,556
          10,000,000   Eli Lilly & Company, 5.38%.........................................       10/21/96             9,925,278
           5,000,000   Eli Lilly & Company, 5.40%.........................................       10/10/96             4,970,750
          10,000,000   Pfizer, Inc., 5.24%................................................       10/07/96             9,947,600
          10,000,000   Pfizer, Inc., 5.27%................................................       09/27/96             9,961,938
          31,430,000   Schering Corporation, 5.27%........................................       10/22/96            31,195,349
          14,510,000   Schering Corporation, 5.27%........................................       11/21/96            14,337,948
           3,825,000   Schering Corporation, 5.38%........................................       09/24/96             3,811,853
                                                                                                                 --------------
                                                                                                                    168,748,291
                                                                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

           PRINCIPAL                                                                                FINAL
              AMOUNT                                                                            MATURITY DATE         VALUE
           ---------                                                                         ----------------    --------------
     ELECTRONICS--4.6%
     $    26,000,000   Emerson Electric Company, 5.22%....................................        09/18/96       $   25,935,910
          30,000,000   Motorola, Inc., 5.35%..............................................        09/19/96           29,919,750
          20,000,000   Motorola, Inc., 5.36%..............................................        09/26/96           19,925,556
                                                                                                                 --------------
                                                                                                                     75,781,216
                                                                                                                 --------------
     FOOD--11.0%
          30,000,000   Campbell Soup Company, 5.25%.......................................        09/17/96           29,930,000
          25,000,000   Cargill, Inc., 5.43%...............................................        09/06/96           24,981,146
          25,000,000   Cargill, Inc., 5.47%...............................................        10/10/96           24,851,854
          25,000,000   H.J. Heinz Company, 5.27%..........................................        09/19/96           24,934,125
          25,000,000   H.J. Heinz Company, 5.27%..........................................        09/20/96           24,930,465
          14,500,000   Kellogg Company, 5.32%.............................................        09/25/96           14,448,573
          15,475,000   Kellogg Company, 5.35%.............................................        09/10/96           15,454,302
          20,000,000   Kellogg Company, 5.35%.............................................        09/12/96           19,967,306
                                                                                                                 --------------
                                                                                                                    179,497,771
                                                                                                                 --------------
     HOUSEHOLD PRODUCTS--2.7%
          10,000,000   The Procter & Gamble Company, 5.25%................................        10/07/96            9,947,500
           6,000,000   The Procter & Gamble Company, 5.25%................................        11/19/96            5,930,875
           3,439,000   The Procter & Gamble Company, 5.26%................................        10/15/96            3,416,891
          20,000,000   The Procter & Gamble Company, 5.35%................................        09/20/96           19,943,528
           5,000,000   The Procter & Gamble Company, 5.37%................................        09/25/96            4,982,100
                                                                                                                 --------------
                                                                                                                     44,220,894
                                                                                                                 --------------
     OIL & GAS--11.2%
          40,000,000   Amoco Corporation, 5.30%...........................................        09/16/96           39,911,666
          10,000,000   Amoco Corporation, 5.33%...........................................        09/16/96            9,977,792
          15,000,000   Chevron UK Investment PLC, 5.30%...................................        11/22/96           14,818,917
           8,000,000   Chevron UK Investment PLC, 5.35%...................................        12/05/96            7,887,055
          12,000,000   Chevron UK Investment PLC, 5.40%...................................        10/07/96           11,935,200
          15,000,000   Chevron UK Investment PLC, 5.45%...................................        10/07/96           14,918,250
          35,000,000   Exxon Corporation, 5.25%...........................................        09/19/96           34,908,125
          50,000,000   Shell Oil Company, 5.33%...........................................        09/04/96           49,977,792
                                                                                                                 --------------
                                                                                                                    184,334,797
                                                                                                                 --------------
     PAPER--2.8%
          35,000,000   Kimberly-Clark Corporation, 5.27%..................................        10/18/96           34,759,190
          12,000,000   Kimberly-Clark Corporation, 5.32%..................................        09/13/96           11,978,720
                                                                                                                 --------------
                                                                                                                     46,737,910
                                                                                                                 --------------
     PUBLISHING--2.3%
          33,400,000   Knight-Ridder, Inc., 5.28%.........................................        11/04/96           33,086,485
           4,500,000   Knight-Ridder, Inc., 5.29%.........................................        10/29/96            4,461,648
                                                                                                                 --------------
                                                                                                                     37,548,133
                                                                                                                 --------------
     RECREATION--0.5%
           7,750,000   Walt Disney Company, 5.32%.........................................        10/07/96            7,708,770
                                                                                                                 --------------
     RETAIL--1.2%
          10,000,000   J.C. Penney Funding Corporation, 5.31%.............................        10/18/96            9,930,675
          10,000,000   J.C. Penney Funding Corporation, 5.37%.............................        09/17/96            9,976,133
                                                                                                                 --------------
                                                                                                                     19,906,808
                                                                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

           PRINCIPAL                                                                                FINAL
              AMOUNT                                                                            MATURITY DATE         VALUE
           ---------                                                                         ----------------    --------------
     TELECOMMUNICATIONS--9.2%
     $    10,500,000   Ameritech Capital Funding Corporation, 5.28%.......................        10/29/96       $   10,410,680
          10,000,000   Ameritech Corporation, 5.35%.......................................        09/18/96            9,974,736
          29,300,000   Ameritech Corporation, 5.40%.......................................        09/30/96           29,172,545
           2,700,000   AT&T Corporation, 5.31%............................................        09/13/96            2,695,221
          50,000,000   BellSouth Capital Funding Corporation, 5.30%.......................        11/08/96           49,499,444
          11,000,000   Southwestern Bell Telephone Company, 5.33%.........................        09/17/96           10,973,942
          39,000,000   Southwestern Bell Telephone Company, 5.37%.........................        10/15/96           38,744,030
                                                                                                                 --------------
                                                                                                                    151,470,598
                                                                                                                 --------------
                       Total Domestic Commercial Paper....................................                        1,276,701,950
                                                                                                                 --------------
   FOREIGN--6.0%(A)(B)
     DRUGS--2.4%
          15,000,000   Smithkline Beecham Corporation, 5.27%..............................        09/20/96           14,958,279
          25,000,000   Smithkline Beecham Corporation, 5.30%..............................        11/04/96           24,764,444
                                                                                                                 --------------
                                                                                                                     39,722,723
                                                                                                                 --------------
     ELECTRONICS--1.5%
          19,000,000   Siemens Corporation, 5.26%.........................................        09/30/96           18,919,493
           5,000,000   Siemens Corporation, 5.37%.........................................        09/13/96            4,991,050
                                                                                                                 --------------
                                                                                                                     23,910,543
                                                                                                                 --------------
     FOOD--0.6%
          10,000,000   Unilever Capital Corporation, 5.33%................................        10/15/96            9,934,856
                                                                                                                 --------------
     PUBLIC FINANCE--1.5%
          10,000,000   The Canadian Wheat Board, 5.31%....................................        09/17/96            9,976,400
           5,697,000   The Canadian Wheat Board, 5.32%....................................        09/23/96            5,678,478
          10,000,000   The Canadian Wheat Board, 5.32%....................................        01/17/97            9,796,067
                                                                                                                 --------------
                                                                                                                     25,450,945
                                                                                                                 --------------
                       Total Foreign Commercial Paper.....................................                           99,019,067
                                                                                                                 --------------
                       Total Commercial Paper (Cost $1,375,721,017).......................                        1,375,721,017
                                                                                                                 --------------
CORPORATE NOTES--1.0%(A)
    CORPORATE FINANCE--1.0%
          16,737,992   Nationsbank Auto Owner Trust 1996-A, Class A1, 5.78%...............        01/15/97           16,737,992
                                                                                                                 --------------
                       Total Corporate Notes (Cost $16,737,992)...........................                           16,737,992
                                                                                                                 --------------
U.S. GOVERNMENT AND AGENCY SECURITIES--12.2%(A)
          11,120,000   Agency For International Development--Sri Lanka, 5.95%(d)..........        06/15/12           11,148,485
           4,500,000   Federal Home Loan Bank, 5.25%......................................        02/10/97            4,393,688
          13,000,000   Federal Home Loan Bank, 5.31%......................................        09/04/96           12,994,248
          11,000,000   Federal Home Loan Bank, 5.35%......................................        10/16/96           10,926,506
          15,000,000   Federal Home Loan Bank, 5.43%......................................        01/17/97           14,687,775
           6,400,000   Federal Home Loan Bank, 5.46%......................................        01/14/97            6,268,960
          12,705,000   Federal Home Loan Mortgage Corporation, 5.23%......................        11/22/96           12,553,648
          30,000,000   Federal Home Loan Mortgage Corporation, 5.31%......................        09/09/96           29,964,600
           7,295,000   Federal Home Loan Mortgage Corporation, 5.35%......................        10/07/96            7,256,008
          30,000,000   Federal National Mortgage Association, 5.25%.......................        02/04/97           29,317,500
          10,000,000   Federal National Mortgage Association, 5.31%.......................        09/09/96            9,988,200
          10,000,000   Federal National Mortgage Association, 5.34%.......................        09/13/96            9,982,200

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

           PRINCIPAL                                                                                FINAL
              AMOUNT                                                                            MATURITY DATE         VALUE
           ---------                                                                         ----------------    --------------
      $   20,000,000   Student Loan Marketing Association, 5.32%..........................       09/30/96        $   19,914,369
          10,000,000   U.S. Treasury Note, 7.50%..........................................       01/31/97            10,090,912
          10,000,000   U.S. Treasury Note, 8.00%..........................................       01/15/97            10,102,363
                                                                                                                 --------------
                       Total U.S. Government and Agency Securities (cost $199,589,462)....                          199,589,462
                                                                                                                 --------------
REPURCHASE AGREEMENT--3.9%(A)
Repurchase Agreement with State Street Bank and Trust Company, dated August 30, 1996, @
5.15%, to be repurchased at $64,561,923 on September 3, 1996, collateralized by
$65,631,225 United States Treasury Notes, 8.125% due August 15, 2019 (market value
$65,883,091 including interest) (cost $64,525,000)........................................                           64,525,000
                                                                                                                 --------------
TOTAL INVESTMENTS (cost $1,656,573,471)(c), 100.9% (a)....................................                        1,656,573,471
OTHER ASSETS AND LIABILITIES, net (0.9%)(a)...............................................                          (15,631,334)
                                                                                                                 --------------
NET ASSETS (consisting of paid-in-capital net of accumulated net realized loss of
$240,778), 100.00%........................................................................                       $1,640,942,137
                                                                                                                 ================
CLASS A SHARES
------------
Net asset value, offering and redemption price per share, ($1,640,756,027 divided by
1,640,996,808 shares outstanding).........................................................                                $1.00
                                                                                                                 ================
CLASS C SHARES
------------
Net asset value, offering and redemption price per share, ($186,110 divided by 186,107
shares outstanding).......................................................................                                $1.00
                                                                                                                 ================

---------------

(a) Percentages are based on net assets.
(b) U.S. dollar denominated.
(c) The aggregate identified cost for federal income tax purposes is the same.
(d) Floating rate notes that reset on a weekly basis. Rates indicated are rates as of August 31, 1996.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1996
--------------------------------------------------------------------------------

Investment Income:
Interest.................................................................................                 $85,202,533

Expenses (Notes 1 and 4):
  Management fee.........................................................................  $7,253,924
  Distribution fee.......................................................................   2,297,999
  Shareholder servicing..................................................................   1,665,430
  Amortization of state registration expenses............................................     185,291
  Custodian/Fund Accounting fees.........................................................     178,432
  Federal registration fees..............................................................     119,714
  Reports to shareholders................................................................      96,007
  Professional fees......................................................................      45,429
  Insurance..............................................................................      29,730
  Trustees' fees and expenses............................................................       8,194
  Other..................................................................................      29,309
                                                                                           ----------
        Total expenses...................................................................                  11,909,459
                                                                                                          -----------
Net investment income....................................................................                  73,293,074

Realized Gain on Investments
Net realized gain from investment transactions.......................................................          28,538
                                                                                                          -----------
Net increase in net assets resulting from operations.................................................     $73,321,612
                                                                                                           ==========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           FOR THE YEARS ENDED
                                                                                   -----------------------------------
                                                                                   AUGUST 31, 1996     AUGUST 31, 1995
                                                                                   ---------------     ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income..........................................................  $   73,293,074      $   56,296,383
  Net realized gain (loss) from investment transactions..........................          28,538            (269,316)
                                                                                   --------------      --------------
Net increase in net assets resulting from operations.............................      73,321,612          56,027,067
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.048 and $.05 per share,
    respectively)................................................................     (73,291,621)        (56,296,383)
  Net investment income Class C Shares, ($0.023 per share).......................          (1,453)                --
Increase in net assets from Fund share transactions (Note 2).....................     347,173,878         312,390,427
                                                                                   --------------      --------------
Increase in net assets...........................................................     347,202,416         312,121,111
Net assets, beginning of year....................................................   1,293,739,721         981,618,610
                                                                                   --------------      --------------
Net assets, end of year..........................................................  $1,640,942,137      $1,293,739,721
                                                                                   ==============      ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                             CLASS A SHARES                      CLASS C
                                                                     FOR THE YEARS ENDED AUGUST 31,              SHARES
                                                            -------------------------------------------------    -------
                                                             1996      1995       1994       1993       1992      1996+
                                                            ------    ------     ------     ------     ------    -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................   $1.000    $1.000     $1.000     $1.000     $1.000    $1.000
                                                            ------    ------     ------     ------     ------    -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (a)(b)...........................     .048      .050       .029       .025       .038      .023
LESS DISTRIBUTIONS:
  Dividends from net investment income and net realized
    gains (a)............................................    (.048)    (.050)     (.029)     (.025)     (.038)    (.023 )
                                                            ------    ------     ------     ------     ------    -------
NET ASSET VALUE, END OF PERIOD...........................   $1.000    $1.000     $1.000     $1.000     $1.000    $1.000
                                                            ======    ======     ======     ======     ======    =======
TOTAL RETURN %...........................................     4.89      5.00       2.87       2.48       3.77      2.34 (d)
RATIOS TO AVERAGE DAILY NET ASSETS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net (b)............................      .78       .79        .79        .78        .78       .75 (c)
  Net investment income (b)..............................     4.78      5.00       2.87       2.47       3.75      4.62 (c)
  Net assets, end of period ($ millions).................    1,641     1,294        982        925        953        --

---------------
  + For the period February 29, 1996 (commencement of Class C Shares) to August
    31, 1996.
(a) Includes net realized gains and losses which were less than $.001 per share for each of the five years ended August 31, 1996, respectively.
(b) Excludes management fees waived by the Manager in the amount of less than $.001, $.001, $.001 and $.001, per share, for the four years ended August 31, 1995, respectively. The operating expense ratios including such items would have been .81%, .81%, .81% and .78%, respectively. No management fees were waived or recovered for the year ended August 31, 1996.
(c) Annualized.
(d) Not annualized.

      The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of debt securities with remaining maturities of not more than 397 days. The Fund offers two classes of shares, Class A and Class C Shares. Class C Shares may be acquired only through exchanges of Class C Shares of other Heritage Mutual Funds. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis which is generally the same as settlement date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At August 31, 1996, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in Class A Shares and dollars of the Fund during the years ended August 31, 1996 and 1995, at a constant net asset value of $1.00 per share, were as follows:

                                                                                          FOR THE YEARS ENDED
                                                                                 -------------------------------------
                                                                                 AUGUST 31, 1996       AUGUST 31, 1995
                                                                                 ---------------       ---------------
        Shares sold............................................................   6,431,599,812         4,788,622,703
        Shares issued on reinvestment of distributions.........................      66,519,647            55,467,958
        Shares redeemed........................................................  (6,151,131,688 )      (4,531,700,234 )
                                                                                 --------------        --------------
          Net increase.........................................................     346,987,771           312,390,427
        Shares outstanding:
          Beginning of year....................................................   1,294,009,037           981,618,610
                                                                                 --------------        --------------
          End of year..........................................................   1,640,996,808         1,294,009,037
                                                                                 ==============        ==============

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

       Transactions in Class C Shares and dollars of the Fund which commenced operations on February 29, 1996, at a constant net asset value of $1.00 per share, were as follows:

                                                                                FOR THE PERIOD
                                                                                 ENDED AUGUST
                                                                                   31, 1996
                                                                                ---------------
       Shares sold........................................................           458,920
       Shares issued on reinvestment of distributions.....................               660
       Shares redeemed....................................................          (273,473)
                                                                                ---------------
         Net increase.....................................................           186,107
       Shares outstanding:
         Beginning of period..............................................                --
                                                                                ---------------
         End of period....................................................           186,107
                                                                                ==============

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the year ended August 31, 1996, purchases and maturities of short-term investment securities, excluding repurchase agreements, aggregated $12,859,689,348 and $12,654,994,000, respectively. Purchases, sales and maturities of U.S. Government obligations aggregated $566,537,260, $95,652,099 and $381,500,000, respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, and 0.40% of any excess over $2,000,000,000 of such net assets, computed daily and payable monthly. The amount payable to the Manager as of August 31, 1996 was $658,535. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. For the period January 2, 1992 to December 31, 1992, the Manager voluntarily agreed to waive its fees and, if necessary, reimburse the Fund to the extent that the Fund's annual operating expenses exceeded .77%, on an annual basis, of the Fund's average daily net assets. Effective January 1, 1993, this voluntary expense limitation was changed to .79%, on an annual basis, of the Fund's average daily net assets. Under these arrangements, management fees of $244,972 were waived during the year ended August 31, 1995. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending August 31, 1997, the Fund may be required to pay the Manager a portion or all of the waived management fee.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of August 31, 1996 was $302,000. In addition, the Manager performs Fund Accounting services for the Fund and charged $40,168 during the year of which $6,600 was payable as of August 31, 1996.

        Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Class A and Class C Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 1996 was $210,004. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are shared equally by each of the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1996, the Fund has net tax basis capital loss carryforwards of $9,682, $6,037 and $235,118 which may be applied to any net taxable gains until their expiration dates in 2002, 2003 and 2004, respectively.

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Cash Trust-Money Market Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust-Money Market Fund (the "Fund") at August 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1996 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements of the Fund for the year ended August 31, 1995, including the financial highlights for each of the periods indicated, were audited by other independent accountants whose report dated October 12, 1995 expressed an unqualified opinion on those statements.

Price Waterhouse LLP
--------------------
PRICE WATERHOUSE LLP
Tampa, Florida

October 11, 1996

HERITAGE CASH TRUST-MONEY MARKET FUND is a member of the Heritage family of mutual funds. Other investment alternatives available to you from Heritage include:

           ---HERITAGE CASH TRUST
                 MUNICIPAL MONEY MARKET FUND
           ---HERITAGE CAPITAL APPRECIATION TRUST
           ---HERITAGE INCOME-GROWTH TRUST
           ---HERITAGE INCOME TRUST
                 HIGH YIELD BOND FUND
                 INTERMEDIATE GOVERNMENT FUND
           ---HERITAGE SERIES TRUST
                 EAGLE INTERNATIONAL EQUITY PORTFOLIO
                 GROWTH EQUITY FUND
                 SMALL CAP STOCK FUND
                 VALUE EQUITY FUND
           ---HERITAGE U.S. GOVERNMENT INCOME FUND
                 (A CLOSED-END FUND THAT TRADES ON THE
                 NEW YORK STOCK EXCHANGE)

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your account executive. Please read the Prospectus carefully before you invest in any of the funds.

     Heritage Cash Trust-Money Market Fund
     P.O. Box 33022
     St. Petersburg, FL 33733

     --------------------------------------------

     Address Change Requested


     This report is for the information of shareholders of Heritage Cash Trust-Money Market Fund, It may also be used as sales literature when preceded or accompanied by a prospectus.

     130M 10/96 (RECYCLE LOGO) Printed on recycled paper

                       (LOGO) HERITAGE CASH TRUST (TM)


                               MONEY MARKET FUND
A money market fund
seeking high current income
consistent with liquidity
and preservation of capital

ANNUAL REPORT
and Investment Performance
Review for the Year Ended
AUGUST 31, 1996

A member of the
Heritage Family of Mutual Funds(TM)